Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and (liabilities) carried at fair value by hierarchy level

	December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$2,763	$—	$2,485	$278
CDOs	3,040	—	2,096	944
CMBS	6,321	—	5,462	859
Corporate	44,049	—	42,048	2,001
Foreign government/government agencies	4,136	—	4,080	56
States, municipalities and political subdivisions (“Municipal”)	14,361	—	14,134	227
RMBS	7,480	—	6,107	1,373
U.S. Treasuries	3,772	115	3,657	—
Total fixed maturities	85,922	115	80,069	5,738
Fixed maturities, FVO	1,087	8	865	214
Equity securities, trading	28,933	1,847	27,086	—
Equity securities, AFS	890	337	469	84
Derivative assets
Credit derivatives	(19)	—	(8)	(11)
Equity derivatives	32	—	—	32
Foreign exchange derivatives	104	—	104	—
Interest rate derivatives	235	—	268	(33)
U.S. GMWB hedging instruments	36	—	(53)	89
U.S. macro hedge program	186	—	—	186
International program hedging instruments	448	—	318	130
Other derivative contracts	23	—	—	23
Total derivative assets [1]	1,045	—	629	416
Short-term investments	4,581	342	4,239	—
Limited partnerships and other alternative investments [2]	907	—	593	314
Reinsurance recoverable for U.S. GMWB	191	—	—	191
Separate account assets [3]	138,509	97,988	39,938	583
Total assets accounted for at fair value on a recurring basis	$262,065	$100,637	$153,888	$7,540
Percentage of level to total	100%	38%	59%	3%
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
U.S guaranteed withdrawal benefits	$(1,249)	$—	$—	$(1,249)
International guaranteed withdrawal benefits	(50)	—	—	(50)
International other guaranteed living benefits	2	—	—	2
Equity linked notes	(7)	—	—	(7)
Total other policyholder funds and benefits payable	(1,304)	—	—	(1,304)
Derivative liabilities
Credit derivatives	(18)	—	(33)	15
Equity derivatives	25	—	—	25
Foreign exchange derivatives	(24)	—	(24)	—
Interest rate derivatives	(517)	—	(518)	1
U.S. GMWB hedging instruments	536	—	106	430
U.S. macro hedge program	100	—	—	100
International program hedging instruments	(279)	—	(217)	(62)
Total derivative liabilities [4]	(177)	—	(686)	509
Consumer notes [5]	(2)	—	—	(2)
Total liabilities accounted for at fair value on a recurring basis	$(1,483)	$—	$(686)	$(797)

	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$3,153	$—	$2,792	$361
CDOs	2,487	—	2,119	368
CMBS	6,951	—	6,363	588
Corporate	44,011	—	41,756	2,255
Foreign government/government agencies	2,161	—	2,112	49
Municipal	13,260	—	12,823	437
RMBS	5,757	—	4,694	1,063
U.S. Treasuries	4,029	750	3,279	—
Total fixed maturities	81,809	750	75,938	5,121
Fixed maturities, FVO	1,328	—	833	495
Equity securities, trading	30,499	1,967	28,532	—
Equity securities, AFS	921	352	476	93
Derivative assets
Credit derivatives	(24)	—	(11)	(13)
Equity derivatives	31	—	—	31
Foreign exchange derivatives	519	—	519	—
Interest rate derivatives	195	—	147	48
U.S. GMWB hedging instruments	494	—	11	483
U.S. macro hedge program	357	—	—	357
International program hedging instruments	731	—	692	39
Other derivative contracts	28	—	—	28
Total derivative assets [1]	2,331	—	1,358	973
Short-term investments	7,736	750	6,986	—
Reinsurance recoverable for U.S. GMWB	443	—	—	443
Separate account assets [3]	139,432	101,644	36,757	1,031
Total assets accounted for at fair value on a recurring basis	$264,499	$105,463	$150,880	$8,156
Percentage of level to total	100%	40%	57%	3%

	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
U.S guaranteed withdrawal benefits	$(2,538)	$—	$—	$(2,538)
International guaranteed withdrawal benefits	(66)	—	—	(66)
International other guaranteed living benefits	(5)	—	—	(5)
Equity linked notes	(9)	—	—	(9)
Total other policyholder funds and benefits payable	(2,618)	—	—	(2,618)
Derivative liabilities
Credit derivatives	(573)	—	(25)	(548)
Equity derivatives	9	—	—	9
Foreign exchange derivatives	134	—	134	—
Interest rate derivatives	(527)	—	(421)	(106)
U.S. GMWB hedging instruments	400	—	—	400
International program hedging instruments	19	—	23	(4)
Total derivative liabilities [4]	(538)	—	(289)	(249)
Other liabilities	(9)	—	—	(9)
Consumer notes [5]	(4)	—	—	(4)
Total liabilities accounted for at fair value on a recurring basis	$(3,169)	$—	$(289)	$(2,880)

[1]
Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. As of December 31, 2012 and 2011, $160 and $1.4 billion, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. See footnote 4 below for derivative liabilities.

[2]	Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.

[3]	Approximately $3.1 billion and $4.0 billion of investment sales receivable that are not subject to fair value accounting are excluded as of December 31, 2012 and 2011, respectively.

[4]
Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll-forward table included below in this Note 5, the derivative asset and liability are referred to as “freestanding derivatives” and are presented on a net basis.

[5]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity linked notes.

Information about significant unobservable inputs used in Level 3 assets measured at fair value

	As of December 31, 2012
Securities				Unobservable Inputs
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CMBS	$859	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	320 bps	3,615 bps	1,031 bps	Decrease
Corporate [3]	1,371	Discounted cash flows	Spread	106 bps	900 bps	328 bps	Decrease
Municipal	227	Discounted cash flows	Spread	227 bps	344 bps	258 bps	Decrease
RMBS	1,373	Discounted cash flows	Spread	54 bps	1,689 bps	367 bps	Decrease
			Constant prepayment rate	—%	12.0%	2.0%	Decrease [4]
			Constant default rate	1.0%	24.0%	8.0%	Decrease
			Loss severity	—%	100.0%	80.0%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

[3]	Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

[4]	Decrease for above market rate coupons and increase for below market rate coupons.

Information about significant unobservable inputs used in Level 3 derivative instruments measured at fair value

	As of December 31, 2012
Freestanding Derivatives				Unobservable Inputs
	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Equity derivatives
Equity options	$57	Option model	Equity volatility	13%	24%	Increase
Interest rate derivative
Interest rate swaps	(55)	Discounted cash flows	Swap curve beyond 30 years	2.8%	2.8%	Increase
Long interest rate swaptions	23	Option model	Interest rate volatility	—%	1%	Increase
U.S. GMWB hedging instruments
Equity options	281	Option model	Equity volatility	10%	31%	Increase
Customized swaps	238	Discounted cash flows	Equity volatility	10%	50%	Increase
U.S. macro hedge program
Equity options	286	Option model	Equity volatility	24%	43%	Increase
International program hedging
Equity options	26	Option model	Equity volatility	19%	27%	Increase
Long interest rate swaptions	42	Option model	Interest rate volatility	—%	1%	Increase

[1]
 Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Information about significant unobservable inputs used in Level 3 living benefits measured at fair value

Significant Unobservable Input	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization[2]	20%	100%	Increase
Withdrawal Rates [2]	—%	8%	Increase
Lapse Rates [3]	—%	75%	Decrease
Reset Elections [4]	20%	75%	Increase
Equity Volatility [5]	10%	50%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

[3]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[4]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[5]	Range represents implied market volatilities for equity indices based on multiple pricing sources.

Roll-forward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

	Fixed Maturities, AFS
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS	Fixed Maturities, FVO
Fair value as of January 1, 2012	$361	$368	$588	$2,255	$49	$437	$1,063	$5,121	$495
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(2)	(20)	(83)	3	—	(5)	(55)	(162)	109
Included in OCI [3]	49	163	152	(46)	2	41	315	676	—
Purchases	36	—	21	264	23	293	446	1,083	1
Settlements	(63)	(47)	(160)	(157)	(4)	—	(151)	(582)	(1)
Sales	(37)	(3)	(210)	(114)	(19)	(96)	(207)	(686)	(391)
Transfers into Level 3 [4]	13	483	666	775	5	25	1	1,968	1
Transfers out of Level 3 [4]	(79)	—	(115)	(979)	—	(468)	(39)	(1,680)	—
Fair value as of December 31, 2012	$278	$944	$859	$2,001	$56	$227	$1,373	$5,738	$214
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$(5)	$(12)	$(46)	$(7)	$—	$(5)	$(12)	$(87)	$(4)

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Other Contracts	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2012	$93	$(561)	$40	$(58)	$883	$357	$35	$28	$724
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	8	195	(40)	(9)	(429)	(323)	(21)	(5)	(632)
Included in OCI [3]	(5)	—	—	2	—	—	—	—	2
Purchases	21	—	76	1	55	252	(58)	—	326
Settlements	—	371	(19)	—	(13)	—	104	—	443
Sales	(33)	—	—	—	—	—	—	—	—
Transfers out of Level 3 [4]	—	(1)	—	32	23	—	8	—	62
Fair value as of December 31, 2012	$84	$4	$57	$(32)	$519	$286	$68	$23	$925
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$5	$146	$(15)	$(12)	$(425)	$(322)	$(5)	$(4)	$(637)

Assets	Limited Partnerships and Other Alternative Investments	Reinsurance Recoverable for U.S. GMWB	Separate Accounts
Fair value as of January 1, 2012	$—	$443	$1,031
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(1)	(280)	37
Purchases	55	—	252
Settlements	—	28	(1)
Sales	—	—	(476)
Transfers into Level 3 [4]	260	—	443
Transfers out of Level 3 [4]	—	—	(703)
Fair value as of December 31, 2012	$314	$191	$583
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$(1)	$(280)	$28

	Other Policyholder Funds and Benefits Payable
Liabilities	U.S. Guaranteed Withdrawal Benefits	International Guaranteed Living Benefits	International Other Living Benefits	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Other Liabilities	Consumer Notes
Fair value as of January 1, 2012	$(2,538)	$(66)	$(5)	$(9)	$(2,618)	$(9)	$(4)
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	1,430	26	11	2	1,469	(34)	2
Settlements [8]	(141)	(10)	(4)	—	(155)	43	—
Fair value as of December 31, 2012	$(1,249)	$(50)	$2	$(7)	$(1,304)	$—	$(2)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$1,430	$26	$11	$2	$1,469	$—	$2

For the year ended December 31, 2011

	Fixed Maturities, AFS
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS	Fixed Maturities, FVO
Fair value as of January 1, 2011	$477	$2,581	$689	$2,129	$56	$272	$1,285	$7,489	$522
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(27)	(41)	11	(40)	—	—	(21)	(118)	22
Included in OCI [3]	22	126	52	(31)	1	48	3	221	—
Purchases	58	—	29	108	3	131	25	354	—
Settlements	(37)	(151)	(86)	(121)	(4)	—	(135)	(534)	(3)
Sales	(10)	(66)	(317)	(162)	(7)	(2)	(16)	(580)	(42)
Transfers into Level 3 [4]	82	30	268	774	39	4	82	1,279	—
Transfers out of Level 3 [4]	(204)	(2,111)	(58)	(402)	(39)	(16)	(160)	(2,990)	(4)
Fair value as of December 31, 2011	$361	$368	$588	$2,255	$49	$437	$1,063	$5,121	$495
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(16)	$(41)	$(17)	$(17)	$—	$—	$(15)	$(106)	$19

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Other Contracts	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2011	$154	$(390)	$4	$(53)	$600	$203	$5	$32	$401
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(12)	(170)	(9)	(21)	279	(128)	(3)	(4)	(56)
Included in OCI [3]	(4)	—	—	—	—	—	—	—	—
Purchases	39	1	45	64	23	347	33	—	513
Settlements	—	(2)	—	(48)	(19)	(65)	—	—	(134)
Sales	(10)	—	—	—	—	—	—	—	—
Transfers into Level 3 [4]	7	—	—	—	—	—	—	—	—
Transfers out of Level 3 [4]	(81)	—	—	—	—	—	—	—	—
Fair value as of December 31, 2011	$93	$(561)	$40	$(58)	$883	$357	$35	$28	$724
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(10)	$(163)	$(8)	$(19)	$278	$(107)	$(5)	$(4)	$(28)

Assets	Reinsurance Recoverable for U.S. GMWB	Separate Accounts
Fair value as of January 1, 2011	$280	$1,247
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	131	25
Included in OCI [3]	—	—
Purchases	—	292
Settlements	32	—
Sales	—	(171)
Transfers into Level 3 [4]	—	14
Transfers out of Level 3 [4]	—	(376)
Fair value as of December 31, 2011	$443	$1,031
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$131	$(1)

	Other Policyholder Funds and Benefits Payable
Liabilities	U.S. Guaranteed Withdrawal Benefits	International Guaranteed Living Benefits	International Other Living Benefits	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Other Liabilities	Consumer Notes
Fair value as of January 1, 2011	$(1,611)	$(36)	$3	$(9)	$(1,653)	$(37)	$(5)
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(780)	(21)	(4)	—	(805)	28	1
Included in OCI [3]	—	—	—	—	—	—	—
Settlements	(147)	(9)	(4)	—	(160)	—	—
Fair value as of December 31, 2011	$(2,538)	$(66)	$(5)	$(9)	$(2,618)	$(9)	$(4)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(780)	$(21)	$(4)	$—	$(805)	$28	$1

[1]
The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
All amounts in these rows are reported in net realized capital gains/losses. The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

[7]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

[8]
Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See note 6, Investments and Derivative Instruments for additional information.

Fair value of assets and liabilities accounted for using the fair value option

	For the years ended December 31,
	2012	2011
Assets
Fixed maturities, FVO
Corporate	13	10
CRE CDOs	63	(33)
CMBS bonds	(2)	—
Foreign government	(86)	45
RMBS	5	—
Other liabilities
Credit-linked notes	(34)	28
Total realized capital gains (losses)	$(41)	$50

Fair value of assets and liabilities accounted for using the fair value option

	As of December 31,
	2012	2011
Assets
Fixed maturities, FVO
ABS	$—	$65
CRE CDOs	205	225
CMBS	5	—
Corporate	140	272
Foreign government	730	766
U.S. government	2	—
Municipals	1	—
RMBS	4	—
Total fixed maturities, FVO	$1,087	$1,328
Other liabilities
Credit-linked notes [1]	$—	$9
[1] As of December 31, 2011, the outstanding principal balance of the notes was $243.

Financial Instruments Not Carried at Fair Value

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Policy loans	Level 3	$1,997	$2,165	$2,001	$2,153
Mortgage loans	Level 3	6,711	6,933	5,728	5,977
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$9,558	$9,910	$10,343	$11,238
Senior notes [2]	Level 2	5,706	7,071	4,481	4,623
Junior subordinated debentures [2]	Level 2	1,100	1,265	500	498
Private placement junior subordinated debentures [2]	Level 3	—	—	1,235	1,932
Consumer notes [3]	Level 3	159	159	310	305

[1]	Excludes guarantees on variable annuities, group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Included in long-term debt in the Consolidated Balance Sheets, except for current maturities, which are included in short-term debt.

[3]	Excludes amounts carried at fair value and included in preceding disclosures.